Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 7.9%
Security	Principal Amount (000's omitted)	Value
ARES XXXIIR CLO Ltd., Series 2014-32RA, Class D, 11.23%, (3 mo. SOFR + 6.112%), 5/15/30(1)(2)	$2,000	$ 1,969,996
ARES XXXIV CLO Ltd., Series 2015-2A, Class ER, 12.397%, (3 mo. SOFR + 7.112%), 4/17/33(1)(2)	1,300	1,297,210
Benefit Street Partners CLO XVIII Ltd., Series 2019-18A, Class ER, 12.313%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	1,000	987,831
Benefit Street Partners CLO XXII Ltd., Series 2020-22A, Class ER, 12.212%, (3 mo. SOFR + 6.93%), 4/20/35(1)(2)	1,000	992,132
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class ER, 12.674%, (3 mo. SOFR + 7.392%), 10/20/34(1)(2)	1,500	1,463,922
Canyon Capital CLO Ltd.:
Series 2019-2A, Class ER, 12.313%, (3 mo. SOFR + 7.012%), 10/15/34(1)(2)	400	392,617
Series 2022-1A, Class E, 11.686%, (3 mo. SOFR + 6.40%), 4/15/35(1)(2)	1,250	1,231,761
Carlyle Global Market Strategies CLO Ltd.:
Series 2012-3A, Class DR2, 12.063%, (3 mo. SOFR + 6.762%), 1/14/32(1)(2)	1,200	1,183,130
Series 2015-5A, Class DR, 12.244%, (3 mo. SOFR + 6.962%), 1/20/32(1)(2)	500	496,636
Cedar Funding X CLO Ltd., Series 2019-10A, Class ER, 12.044%, (3 mo. SOFR + 6.762%), 10/20/32(1)(2)	1,000	1,003,985
Clover CLO Ltd., Series 2019-1A, Class ER, 11.979%, (3 mo. SOFR + 6.70%), 4/18/35(1)(2)	1,000	996,736
Galaxy XV CLO Ltd., Series 2013-15A, Class ER, 12.208%, (3 mo. SOFR + 6.907%), 10/15/30(1)(2)	1,000	992,168
Galaxy XXI CLO Ltd., Series 2015-21A, Class ER, 10.794%, (3 mo. SOFR + 5.512%), 4/20/31(1)(2)	1,000	994,656
Golub Capital Partners CLO 50B-R Ltd., Series 2020-50A, Class ER, 12.382%, (3 mo. SOFR + 7.10%), 4/20/35(1)(2)	1,000	1,002,729
Madison Park Funding XXXVI Ltd., Series 2019-36A, Class ER, 12.351%, (3 mo. SOFR + 7.05%), 4/15/35(1)(2)	1,000	1,003,185
Neuberger Berman Loan Advisers CLO 48 Ltd., Series 2022-48A, Class E, 11.785%, (3 mo. SOFR + 6.50%), 4/25/36(1)(2)	1,000	1,004,816
Palmer Square CLO Ltd.:
Series 2013-2A, Class DRR, 11.397%, (3 mo. SOFR + 6.112%), 10/17/31(1)(2)	900	903,397
Series 2014-1A, Class DR2, 11.247%, (3 mo. SOFR + 5.962%), 1/17/31(1)(2)	1,500	1,505,556
Series 2015-1A, Class DR4, 11.888%, (3 mo. SOFR + 6.762%), 5/21/34(1)(2)	500	502,464
Series 2019-1A, Class DR, 11.878%, (3 mo. SOFR + 6.762%), 11/14/34(1)(2)	1,000	1,003,232
RAD CLO 5 Ltd., Series 2019-5A, Class E, 12.245%, (3 mo. SOFR + 6.962%), 7/24/32(1)(2)	1,000	1,003,700
Security	Principal Amount (000's omitted)	Value
Regatta XIV Funding Ltd., Series 2018-3A, Class E, 11.496%, (3 mo. SOFR + 6.212%), 10/25/31(1)(2)	$700	$ 688,589
Regatta XVI Funding Ltd., Series 2019-2A, Class E, 12.563%, (3 mo. SOFR + 7.262%), 1/15/33(1)(2)	750	755,188
Vibrant CLO XI Ltd., Series 2019-11A, Class D, 12.314%, (3 mo. SOFR + 7.032%), 7/20/32(1)(2)	1,000	985,930
Voya CLO Ltd., Series 2013-1A, Class DR, 12.043%, (3 mo. SOFR + 6.742%), 10/15/30(1)(2)	2,000	1,757,312
Wellfleet CLO Ltd., Series 2020-1A, Class D, 12.803%, (3 mo. SOFR + 7.502%), 4/15/33(1)(2)	1,300	1,273,303
Total Asset-Backed Securities (identified cost $27,562,607)		$ 27,392,181

Common Stocks — 1.5%
Security	Shares	Value
Aerospace and Defense — 0.0%
IAP Worldwide Services LLC(3)(4)(5)	58	$ 0
		$ 0
Commercial Services & Supplies — 0.2%
Monitronics International, Inc.(4)(5)	20,728	$ 435,288
Phoenix Services International LLC(4)(5)	17,026	84,066
Phoenix Services International LLC(4)(5)	1,554	7,673
		$ 527,027
Electronics/Electrical — 0.0%(6)
Skillsoft Corp.(4)(5)	2,823	$ 42,627
		$ 42,627
Entertainment — 0.1%
New Cineworld Ltd.(4)(5)	15,478	$ 319,234
		$ 319,234
Health Care — 0.4%
Cano Health, Inc.(4)(5)	108,091	$ 864,728
Envision Parent, Inc.(4)(5)	49,670	544,299
		$ 1,409,027
Household Durables — 0.2%
Serta Simmons Bedding, Inc.(4)(5)	81,273	$ 616,317
Serta SSB Equipment Co.(3)(4)(5)	81,273	0
		$ 616,317

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Investment Companies — 0.0%(6)
Aegletes BV(4)(5)	15,179	$ 12,523
		$ 12,523
Pharmaceuticals — 0.6%
Covis Midco 1 SARL, Class A(4)(5)	501	$ 255
Covis Midco 1 SARL, Class B(4)(5)	501	255
Covis Midco 1 SARL, Class C(4)(5)	501	255
Covis Midco 1 SARL, Class D(4)(5)	501	256
Covis Midco 1 SARL, Class E(4)(5)	501	256
Mallinckrodt International Finance SA(4)(5)	30,561	2,261,514
		$ 2,262,791
Retail — 0.0%
Jubilee Enterprise PCL, Class A1(3)(4)(5)	506	$ 0
Jubilee Enterprise PCL, Class A2(3)(4)(5)	404,596	0
		$ 0
Retailers (Except Food and Drug) — 0.0%
Phillips Feed Service, Inc.(3)(4)(5)	613	$ 0
		$ 0
Telecommunications — 0.0%
GEE Acquisition Holdings Corp.(3)(4)(5)	46,236	$ 0
		$ 0
Total Common Stocks (identified cost $6,758,138)		$ 5,189,546

Corporate Bonds — 6.5%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense — 0.2%
Bombardier, Inc., 6.00%, 2/15/28(1)	$200	$ 200,297
TransDigm, Inc., 4.875%, 5/1/29	700	677,501
		$ 877,798
Airlines — 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.375%, 2/1/30(1)	$625	$ 513,104
		$ 513,104
Security	Principal Amount (000's omitted)	Value
Automotive — 0.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 5/15/27(1)	$1,000	$ 1,011,687
		$ 1,011,687
Building and Development — 0.3%
Smyrna Ready Mix Concrete LLC, 6.00%, 11/1/28(1)	$625	$ 624,375
Standard Industries, Inc., 4.75%, 1/15/28(1)	625	608,389
		$ 1,232,764
Business Equipment and Services — 0.2%
Prime Security Services Borrower LLC/Prime Finance, Inc., 5.75%, 4/15/26(1)	$750	$ 752,212
		$ 752,212
Cable and Satellite Television — 0.2%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)	$625	$ 557,967
		$ 557,967
Chemicals — 0.1%
Olympus Water U.S. Holding Corp., 9.75%, 11/15/28(1)	$209	$ 222,885
		$ 222,885
Commercial Services — 0.2%
Hertz Corp., 4.625%, 12/1/26(1)	$92	$ 72,308
Mavis Tire Express Services Topco Corp., 6.50%, 5/15/29(1)	489	472,200
		$ 544,508
Cosmetics/Toiletries — 0.2%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)	$625	$ 620,579
		$ 620,579
Distribution & Wholesale — 0.5%
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(1)	$602	$ 590,923
Performance Food Group, Inc., 5.50%, 10/15/27(1)	1,000	995,721
		$ 1,586,644
Ecological Services and Equipment — 0.1%
GFL Environmental, Inc., 4.375%, 8/15/29(1)	$366	$ 347,819
		$ 347,819

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Engineering & Construction — 0.2%
TopBuild Corp., 3.625%, 3/15/29(1)	$625	$ 580,092
		$ 580,092
Entertainment — 0.3%
Caesars Entertainment, Inc., 8.125%, 7/1/27(1)	$1,000	$ 1,021,905
		$ 1,021,905
Food Service — 0.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	$625	$ 581,102
		$ 581,102
Health Care — 0.5%
LifePoint Health, Inc., 5.375%, 1/15/29(1)	$625	$ 584,031
Medline Borrower LP, 5.25%, 10/1/29(1)	241	236,879
Tenet Healthcare Corp., 6.875%, 11/15/31	1,000	1,089,042
		$ 1,909,952
Home Furnishings — 0.2%
Tempur Sealy International, Inc., 4.00%, 4/15/29(1)	$625	$ 580,166
		$ 580,166
Insurance — 0.3%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	$625	$ 622,778
AmWINS Group, Inc., 4.875%, 6/30/29(1)	600	573,733
		$ 1,196,511
Leisure Goods/Activities/Movies — 0.3%
NCL Corp. Ltd., 5.875%, 2/15/27(1)	$550	$ 551,665
Viking Cruises Ltd., 5.875%, 9/15/27(1)	625	624,727
		$ 1,176,392
Media — 0.0%(6)
iHeartCommunications, Inc., 6.375%, 5/1/26	$208	$ 174,587
		$ 174,587
Nonferrous Metals/Minerals — 0.1%
New Gold, Inc., 7.50%, 7/15/27(1)	$474	$ 478,892
		$ 478,892
Oil and Gas — 0.4%
Civitas Resources, Inc., 8.375%, 7/1/28(1)	$250	$ 263,879
Security	Principal Amount (000's omitted)	Value
Oil and Gas (continued)
Permian Resources Operating LLC, 5.375%, 1/15/26(1)	$625	$ 624,988
Vital Energy, Inc., 9.75%, 10/15/30	350	384,398
		$ 1,273,265
Pipelines — 0.1%
Venture Global LNG, Inc., 8.375%, 6/1/31(1)	$446	$ 473,838
		$ 473,838
Real Estate Investment Trusts (REITs) — 0.2%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, 6/15/26(1)	$625	$ 599,206
		$ 599,206
Retail — 0.0%(6)
Evergreen Acqco 1 LP/TVI, Inc., 9.75%, 4/26/28(1)	$34	$ 35,898
		$ 35,898
Retailers (Except Food and Drug) — 0.2%
Dave & Buster's, Inc., 7.625%, 11/1/25(1)	$500	$ 503,861
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29(1)	355	350,174
		$ 854,035
Technology — 0.2%
athenahealth Group, Inc., 6.50%, 2/15/30(1)	$625	$ 598,415
		$ 598,415
Telecommunications — 0.3%
Connect Finco SARL/Connect U.S. Finco LLC, 6.75%, 10/1/26(1)	$1,000	$ 992,839
		$ 992,839
Utilities — 0.4%
Calpine Corp., 5.00%, 2/1/31(1)	$504	$ 483,579
NRG Energy, Inc., 3.625%, 2/15/31(1)	1,000	895,530
		$ 1,379,109
Wireless Telecommunication Services — 0.2%
Digicel Intermediate Holdings Ltd./Digicel International Finance Ltd./DIFL U.S., 12.00%, (9.00% cash and 3.00% PIK), 5/25/27	$603	$ 601,060
		$ 601,060
Total Corporate Bonds (identified cost $22,369,194)		$ 22,775,231

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 139.4%(7)
Borrower/Description	Principal Amount* (000's omitted)		Value
Aerospace and Defense — 1.0%
Dynasty Acquisition Co., Inc.:
Term Loan, 8.747%, (SOFR + 3.50%), 8/24/28		1,903	$ 1,913,291
Term Loan, 8.747%, (SOFR + 3.50%), 8/24/28		734	737,716
IAP Worldwide Services, Inc., Term Loan - Second Lien, 0.00%, 7/18/23(3)(8)		408	324,441
Novaria Holdings LLC, Term Loan, 9.597%, (SOFR + 4.25%), 6/6/31		400	402,000
			$ 3,377,448
Airlines — 0.7%
American Airlines, Inc., Term Loan, 10.294%, (SOFR + 4.75%), 4/20/28		2,288	$ 2,370,033
			$ 2,370,033
Apparel & Luxury Goods — 1.3%
ABG Intermediate Holdings 2 LLC:
Term Loan, 12/21/28(9)		400	$ 401,875
Term Loan, 12/21/28(9)		500	502,240
Gloves Buyer, Inc., Term Loan, 9.361%, (SOFR + 4.00%), 12/29/27		2,224	2,223,607
Hanesbrands, Inc., Term Loan, 8.997%, (SOFR + 3.75%), 3/8/30		370	371,412
Varsity Brands, Inc., Term Loan, 8/26/31(9)		1,000	996,771
			$ 4,495,905
Auto Components — 4.0%
Adient U.S. LLC, Term Loan, 8.026%, (SOFR + 2.75%), 1/31/31		1,622	$ 1,627,984
Autokiniton U.S. Holdings, Inc., Term Loan, 9.361%, (SOFR + 4.00%), 4/6/28		3,229	3,242,575
Clarios Global LP:
Term Loan, 6.592%, (1 mo. EURIBOR + 3.00%), 7/16/31	EUR	630	697,080
Term Loan, 7.747%, (SOFR + 2.50%), 5/6/30		2,120	2,127,857
DexKo Global, Inc.:
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	314	338,100
Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 10/4/28	EUR	461	496,526
Term Loan, 9.346%, (SOFR + 3.75%), 10/4/28		684	671,378
Garrett LX I SARL, Term Loan, 8.002%, (SOFR + 2.75%), 4/30/28		754	756,985
LSF12 Badger Bidco LLC, Term Loan, 11.247%, (SOFR + 6.00%), 8/30/30		299	294,022
Borrower/Description	Principal Amount* (000's omitted)	Value
Auto Components (continued)
LTI Holdings, Inc., Term Loan, 7/19/29(9)	1,250	$ 1,234,375
RealTruck Group, Inc.:
Term Loan, 8.861%, (SOFR + 3.50%), 1/31/28	1,800	1,780,556
Term Loan, 10.361%, (SOFR + 5.00%), 1/31/28	698	692,140
		$ 13,959,578
Automobiles — 0.6%
MajorDrive Holdings IV LLC:
Term Loan, 9.596%, (SOFR + 4.00%), 6/1/28	655	$ 656,932
Term Loan, 10.985%, (SOFR + 5.50%), 6/1/29	1,466	1,475,414
		$ 2,132,346
Beverages — 1.4%
Arterra Wines Canada, Inc., Term Loan, 9.096%, (SOFR + 3.50%), 11/24/27	1,062	$ 1,030,982
City Brewing Co. LLC:
Term Loan, 9.063%, (SOFR + 3.50%), 4/5/28	606	514,986
Term Loan, 11.551%, (SOFR + 6.25%), 4/5/28	196	186,586
Term Loan - Second Lien, 10.563%, (SOFR + 5.26%), 9.063% cash, 1.50% PIK, 4/5/28	1,109	792,722
Triton Water Holdings, Inc., Term Loan, 8.846%, (SOFR + 3.25%), 3/31/28	2,425	2,427,604
		$ 4,952,880
Biotechnology — 0.3%
Alkermes, Inc., Term Loan, 7.892%, (SOFR + 2.50%), 3/12/26	380	$ 381,023
Alltech, Inc., Term Loan, 9.361%, (SOFR + 4.00%), 10/13/28	739	736,928
		$ 1,117,951
Building Products — 2.0%
Cornerstone Building Brands, Inc., Term Loan, 8.687%, (SOFR + 3.25%), 4/12/28	1,783	$ 1,738,669
LHS Borrower LLC, Term Loan, 10.097%, (SOFR + 4.75%), 2/16/29	1,015	956,507
MI Windows and Doors LLC, Term Loan, 8.747%, (SOFR + 3.50%), 3/28/31	2,000	2,012,188
Oscar AcquisitionCo LLC, Term Loan, 9.585%, (SOFR + 4.25%), 4/29/29	1,559	1,548,333
Standard Industries, Inc., Term Loan, 7.312%, (SOFR + 2.00%), 9/22/28	623	625,873
		$ 6,881,570

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Capital Markets — 5.5%
Advisor Group, Inc., Term Loan, 9.247%, (SOFR + 4.00%), 8/17/28		1,856	$ 1,843,293
AllSpring Buyer LLC, Term Loan, 8.887%, (SOFR + 3.25%), 11/1/28		1,322	1,321,392
Aretec Group, Inc., Term Loan, 9.247%, (SOFR + 4.00%), 8/9/30		2,346	2,302,670
Citco Funding LLC, Term Loan, 8.097%, (SOFR + 2.75%), 4/27/28		794	799,097
Edelman Financial Center LLC, Term Loan, 8.497%, (SOFR + 3.25%), 4/7/28		2,482	2,487,744
EIG Management Co. LLC, Term Loan, 10.342%, (SOFR + 5.00%), 5/17/29		425	425,000
FinCo I LLC, Term Loan, 8.255%, (SOFR + 3.00%), 6/27/29		1,238	1,246,671
Focus Financial Partners LLC, Term Loan, 7.997%, (SOFR + 2.75%), 6/30/28		2,155	2,156,115
Franklin Square Holdings LP, Term Loan, 7.497%, (SOFR + 2.25%), 4/25/31		975	978,656
HighTower Holdings LLC, Term Loan, 8.748%, (SOFR + 3.50%), 4/21/28		2,243	2,256,531
Kestra Advisor Services Holdings A, Inc., Term Loan, 9.057%, (SOFR + 4.00%), 3/22/31		1,125	1,125,879
Mariner Wealth Advisors LLC, Term Loan, 8.335%, (SOFR + 3.00%), 8/18/28		1,655	1,660,752
Press Ganey Holdings, Inc., Term Loan, 8.747%, (SOFR + 3.50%), 4/30/31		625	626,875
			$ 19,230,675
Chemicals — 8.2%
Aruba Investments Holdings LLC:
Term Loan, 7.592%, (1 mo. EURIBOR + 4.00%), 11/24/27	EUR	508	$ 550,771
Term Loan, 9.347%, (SOFR + 4.00%), 11/24/27		1,513	1,505,785
Axalta Coating Systems U.S. Holdings, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 12/20/29		1,743	1,750,515
Charter NEX U.S., Inc., Term Loan, 8.497%, (SOFR + 3.25%), 12/1/27		1,225	1,229,292
CPC Acquisition Corp., Term Loan, 9.346%, (SOFR + 3.75%), 12/29/27		1,017	848,743
Discovery Purchaser Corp., Term Loan, 10/4/29(9)		1,050	1,051,640
Flint Group Topco Ltd., Term Loan - Second Lien, 12.545%, (SOFR + 7.262%), 5.645% cash, 6.90% PIK, 12/31/27		13	2,599
Gemini HDPE LLC, Term Loan, 8.514%, (SOFR + 3.00%), 12/31/27		703	705,696
Groupe Solmax, Inc., Term Loan, 10.238%, (SOFR + 4.75%), 5/29/28(10)		1,307	1,241,347
Borrower/Description	Principal Amount* (000's omitted)		Value
Chemicals (continued)
INEOS Enterprises Holdings II Ltd., Term Loan, 7.505%, (3 mo. EURIBOR + 4.00%), 7/7/30	EUR	200	$ 222,669
INEOS Enterprises Holdings U.S. Finco LLC, Term Loan, 8.907%, (SOFR + 3.75%), 7/8/30		1,070	1,072,299
INEOS Finance PLC:
Term Loan, 6.342%, (1 mo. EURIBOR + 2.75%), 11/8/28	EUR	625	687,593
Term Loan, 7.092%, (1 mo. EURIBOR + 3.50%), 6/23/31	EUR	4	4,184
INEOS Quattro Holdings U.K. Ltd.:
Term Loan, 7.592%, (1 mo. EURIBOR + 4.00%), 3/14/30	EUR	275	304,473
Term Loan, 9.597%, (SOFR + 4.25%), 4/2/29		1,950	1,957,425
INEOS U.S. Finance LLC:
Term Loan, 7.847%, (SOFR + 2.50%), 11/8/28		513	512,546
Term Loan, 8.497%, (SOFR + 3.25%), 2/18/30		1,542	1,544,934
Term Loan, 8.997%, (SOFR + 3.75%), 2/7/31		525	526,313
Lonza Group AG, Term Loan, 9.36%, (SOFR + 3.93%), 7/3/28		2,450	2,356,968
Momentive Performance Materials, Inc., Term Loan, 9.747%, (SOFR + 4.50%), 3/29/28		1,904	1,908,419
Nouryon Finance BV, Term Loan, 8.821%, (SOFR + 3.50%), 4/3/28		620	622,542
Olympus Water U.S. Holding Corp., Term Loan, 8.847%, (SOFR + 3.50%), 6/20/31		2,158	2,167,492
Rohm Holding GmbH, Term Loan, 10.588%, (SOFR + 5.50%), 1/31/29		1,449	1,370,679
SCUR-Alpha 1503 GmbH, Term Loan, 10.752%, (SOFR + 5.50%), 3/29/30		494	459,217
Tronox Finance LLC, Term Loan, 7.997%, (SOFR + 2.75%), 4/4/29		1,499	1,505,463
W.R. Grace & Co.-Conn., Term Loan, 8.497%, (SOFR + 3.25%), 9/22/28		2,413	2,428,960
			$ 28,538,564
Commercial Services & Supplies — 5.2%
Albion Financing 3 SARL, Term Loan, 9.826%, (SOFR + 4.25%), 8/17/29		1,612	$ 1,628,309
Allied Universal Holdco LLC, Term Loan, 9.097%, (SOFR + 3.75%), 5/12/28		1,976	1,966,733
Belfor Holdings, Inc., Term Loan, 8.997%, (SOFR + 3.75%), 11/1/30		609	612,289
EnergySolutions LLC, Term Loan, 8.997%, (SOFR + 3.75%), 9/20/30		1,645	1,660,142
Foundever Worldwide Corp., Term Loan, 9.111%, (SOFR + 3.75%), 8/28/28		2,270	1,554,648
Garda World Security Corp., Term Loan, 8.832%, (SOFR + 3.50%), 2/1/29		2,413	2,419,381

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Commercial Services & Supplies (continued)
GFL Environmental, Inc., Term Loan, 7.321%, (SOFR + 2.00%), 7/3/31		875	$ 876,641
Heritage-Crystal Clean, Inc., Term Loan, 9.842%, (SOFR + 4.50%), 10/17/30		721	724,982
LABL, Inc., Term Loan, 10.347%, (SOFR + 5.00%), 10/29/28		609	586,587
Monitronics International, Inc., Term Loan, 13.014%, (SOFR + 7.50%), 6/30/28		1,134	1,128,126
Phoenix Services International LLC, Term Loan, 11.347%, (SOFR + 6.10%), 6/30/28		210	201,537
Prime Security Services Borrower LLC, Term Loan, 7.60%, (SOFR + 2.25%), 10/13/30		900	902,578
Tempo Acquisition LLC, Term Loan, 7.497%, (SOFR + 2.25%), 8/31/28		1,319	1,324,656
TMF Group Holding BV, Term Loan, 8.814%, (SOFR + 3.50%), 5/3/28(10)		373	375,068
TruGreen LP, Term Loan, 9.347%, (SOFR + 4.00%), 11/2/27		2,082	2,022,166
			$ 17,983,843
Construction Materials — 1.0%
Quikrete Holdings, Inc., Term Loan, 7.497%, (SOFR + 2.25%), 3/19/29		2,444	$ 2,451,055
U.S. Silica Co., Term Loan, 9.747%, (SOFR + 4.50%), 7/31/31		1,175	1,163,250
			$ 3,614,305
Consumer Staples Distribution & Retail — 1.0%
Cardenas Markets, Inc., Term Loan, 12.185%, (SOFR + 6.75%), 8/1/29		420	$ 422,336
Peer Holding III BV:
Term Loan, 7.38%, (1 mo. EURIBOR + 3.75%), 9/29/28	EUR	550	610,934
Term Loan, 8.332%, (SOFR + 3.00%), 7/1/31		1,325	1,331,072
Term Loan, 8.585%, (SOFR + 3.25%), 10/28/30		1,122	1,127,331
			$ 3,491,673
Containers & Packaging — 1.6%
Altium Packaging LLC, Term Loan, 7.747%, (SOFR + 2.50%), 6/5/31		450	$ 449,812
Berlin Packaging LLC, Term Loan, 9.092%, (SOFR + 3.75%), 6/9/31(10)		1,766	1,767,240
Clydesdale Acquisition Holdings, Inc., Term Loan, 8.422%, (SOFR + 3.18%), 4/13/29		2,058	2,056,468
Pretium Packaging LLC, Term Loan - Second Lien, 11.251%, (SOFR + 6.00%), 9.848% cash, 1.403% PIK, 10/2/28		61	50,780
Borrower/Description	Principal Amount* (000's omitted)		Value
Containers & Packaging (continued)
Pretium PKG Holdings, Inc., Term Loan - Second Lien, 12.068%, (SOFR + 6.75%), 10/1/29		300	$ 161,250
Proampac PG Borrower LLC, Term Loan, 9.229%, (SOFR + 4.00%), 9/15/28(10)		1,144	1,148,834
			$ 5,634,384
Distributors — 0.8%
CD&R Hydra Buyer, Inc., Term Loan, 9.347%, (SOFR + 4.00%), 3/25/31		973	$ 969,321
Parts Europe SA, Term Loan, 7.188%, (3 mo. EURIBOR + 3.50%), 2/3/31	EUR	1,425	1,581,102
Phillips Feed Service, Inc., Term Loan, 12.347%, (SOFR + 7.00%), 11/13/24(3)		111	68,984
			$ 2,619,407
Diversified Consumer Services — 2.6%
Ascend Learning LLC, Term Loan, 8.847%, (SOFR + 3.50%), 12/11/28		1,059	$ 1,058,968
Fugue Finance BV, Term Loan, 1/31/28(9)		400	403,500
KUEHG Corp., Term Loan, 9.835%, (SOFR + 4.50%), 6/12/30		2,184	2,196,743
Project Boost Purchaser LLC:
Term Loan, 8.786%, (SOFR + 3.50%), 7/16/31		1,175	1,179,590
Term Loan - Second Lien, 10.533%, (SOFR + 5.25%), 7/16/32		350	353,062
Sotheby's, Term Loan, 10.063%, (SOFR + 4.50%), 1/15/27		1,620	1,582,453
Spring Education Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 10/4/30		672	678,761
Wand NewCo 3, Inc., Term Loan, 8.497%, (SOFR + 3.25%), 1/30/31		1,700	1,704,444
			$ 9,157,521
Diversified Financial Services — 0.5%
Concorde Midco Ltd., Term Loan, 7.851%, (6 mo. EURIBOR + 4.00%), 3/1/28	EUR	575	$ 639,312
Sandy BidCo BV, Term Loan, 7.41%, (3 mo. EURIBOR + 3.60%), 8/17/29	EUR	950	1,048,823
			$ 1,688,135
Diversified Telecommunication Services — 2.5%
Altice France SA, Term Loan, 10.801%, (SOFR + 5.50%), 8/15/28		1,225	$ 924,751
Anuvu Holdings 2 LLC:
Term Loan, 13.444%, (SOFR + 8.00%), 3/24/25(3)		408	326,431
Term Loan - Second Lien, 13.694%, (SOFR + 8.25%), 5.444% cash, 8.25% PIK, 3/23/26(3)		977	449,651

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc., Term Loan, 4/15/30(9)		600	$ 604,350
Lumen Technologies, Inc., Term Loan, 4/15/30(9)		1,000	788,333
Virgin Media Bristol LLC, Term Loan, 8.701%, (SOFR + 3.25%), 1/31/29		4,250	4,102,313
Zayo Group Holdings, Inc., Term Loan, 6.842%, (1 mo. EURIBOR + 3.25%), 3/9/27	EUR	1,403	1,447,601
			$ 8,643,430
Electrical Equipment — 1.2%
AZZ, Inc., Term Loan, 8.497%, (SOFR + 3.25%), 5/13/29		1,135	$ 1,145,073
WEC U.S. Holdings Ltd., Term Loan, 7.997%, (SOFR + 2.75%), 1/27/31		3,000	3,005,832
			$ 4,150,905
Electronic Equipment, Instruments & Components — 3.1%
Chamberlain Group, Inc.:
Term Loan, 8.597%, (SOFR + 3.25%), 11/3/28		1,316	$ 1,316,250
Term Loan, 8.747%, (SOFR + 3.50%), 11/3/28		1,122	1,124,408
Creation Technologies, Inc., Term Loan, 11.08%, (SOFR + 5.50%), 10/5/28		1,322	1,249,366
Ingram Micro, Inc., Term Loan, 8.596%, (SOFR + 3.00%), 6/30/28		1,998	2,010,205
Mirion Technologies, Inc., Term Loan, 7.585%, (SOFR + 2.25%), 10/20/28		523	519,220
MX Holdings U.S., Inc., Term Loan, 8.111%, (SOFR + 2.75%), 7/31/28		248	249,150
Robertshaw U.S. Holding Corp.:
DIP Loan, 19.00%, (USD Prime + 10.50%), 9.50% cash, 9.50% PIK, 9/27/24		356	354,225
Term Loan, 0.00%, 2/28/27(8)		0(11)	195
Term Loan, 0.00%, 2/28/27(8)		1,101	1,073,490
Term Loan - Second Lien, 0.00%, 2/28/27(8)		1,014	532,138
Verifone Systems, Inc., Term Loan, 9.333%, (SOFR + 4.00%), 8/20/25		1,203	1,091,099
Verisure Holding AB:
Term Loan, 6.722%, (3 mo. EURIBOR + 3.00%), 3/27/28	EUR	850	943,172
Term Loan, 7.205%, (3 mo. EURIBOR + 3.50%), 5/30/30	EUR	248	274,902
			$ 10,737,820
Energy Equipment & Services — 0.4%
Ameriforge Group, Inc., Term Loan, 16.367%, (SOFR + 11.00%), 11.367% cash, 5.00% PIK, 12/31/25(3)		58	$ 27,266
Borrower/Description	Principal Amount* (000's omitted)		Value
Energy Equipment & Services (continued)
GIP Pilot Acquisition Partners LP, Term Loan, 7.818%, (SOFR + 2.50%), 10/4/30		473	$ 474,686
PG Investment Co. 59 SARL, Term Loan, 8.835%, (SOFR + 3.50%), 3/26/31		1,050	1,054,463
			$ 1,556,415
Engineering & Construction — 1.6%
American Residential Services LLC, Term Loan, 9.096%, (SOFR + 3.50%), 10/15/27		603	$ 604,633
Arcosa, Inc., Term Loan, 8/13/31(9)		350	351,859
Artera Services LLC, Term Loan, 9.835%, (SOFR + 4.50%), 2/15/31		424	420,846
Azuria Water Solutions, Inc., Term Loan, 8.997%, (SOFR + 3.75%), 5/17/28		1,274	1,281,557
Northstar Group Services, Inc., Term Loan, 10.014%, (SOFR + 4.75%), 5/8/30		1,825	1,832,413
Platea BC Bidco AB:
Term Loan, 1.607%, (3 mo. EURIBOR + 4.50%), 4/3/31(12)	EUR	138	152,673
Term Loan, 8.222%, (3 mo. EURIBOR + 4.50%), 4/3/31	EUR	688	763,367
			$ 5,407,348
Entertainment — 1.0%
City Football Group Ltd., Term Loan, 8.392%, (SOFR + 3.00%), 7/22/30		978	$ 975,056
Crown Finance U.S., Inc., Term Loan, 13.861%, (SOFR + 8.50%), 6.861% cash, 7.00% PIK, 7/31/28		358	362,792
Renaissance Holding Corp., Term Loan, 9.497%, (SOFR + 4.25%), 4/5/30		1,911	1,913,093
Vue Entertainment International Ltd., Term Loan, 11.993%, (6 mo. EURIBOR + 8.40%), 3.593% cash, 8.40% PIK, 12/31/27	EUR	295	177,699
Vue International Bidco PLC, Term Loan, 11.844%, (6 mo. EURIBOR + 8.00%), 6/30/27	EUR	76	83,313
			$ 3,511,953
Financial Services — 2.4%
Boost Newco Borrower LLC, Term Loan, 7.748%, (SOFR + 2.50%), 1/31/31		3,025	$ 3,035,400
CPI Holdco B LLC, Term Loan, 7.247%, (SOFR + 2.00%), 5/19/31		1,150	1,150,000
Grant Thornton Advisors LLC, Term Loan, 8.497%, (SOFR + 3.25%), 6/2/31		1,350	1,355,906
NCR Atleos LLC, Term Loan, 10.102%, (SOFR + 4.75%), 3/27/29(10)		1,341	1,355,213

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Financial Services (continued)
Nuvei Technologies Corp.:
Term Loan, 8.347%, (SOFR + 3.00%), 12/19/30		814	$ 815,779
Term Loan, 7/18/31(9)		500	499,063
			$ 8,211,361
Food Products — 1.5%
8th Avenue Food & Provisions, Inc., Term Loan, 10.111%, (SOFR + 4.75%), 10/1/25		486	$ 464,977
Badger Buyer Corp., Term Loan, 8.861%, (SOFR + 3.50%), 9/30/24		350	336,574
CHG PPC Parent LLC, Term Loan, 8.361%, (SOFR + 3.00%), 12/8/28		391	390,935
Del Monte Foods, Inc.:
Term Loan, 13.443%, (SOFR + 8.13%), 8/2/28		367	352,376
Term Loan, 15.50%, (USD Prime + 7.00%), 9/2/24		46	44,510
Term Loan - Second Lien, 9.692%, (SOFR + 4.25%), 8/2/28		887	571,934
Nomad Foods U.S. LLC, Term Loan, 7.813%, (SOFR + 2.50%), 11/12/29		1,980	1,983,712
Simply Good Foods USA, Inc., Term Loan, 7.852%, (SOFR + 2.50%), 3/17/27		143	143,214
United Petfood Group BV, Term Loan, 6.583%, (6 mo. EURIBOR + 2.75%), 4/24/28	EUR	775	857,327
			$ 5,145,559
Gas Utilities — 0.8%
CQP Holdco LP, Term Loan, 7.585%, (SOFR + 2.25%), 12/31/30		2,635	$ 2,646,606
			$ 2,646,606
Health Care Equipment & Supplies — 1.5%
Bayou Intermediate II LLC, Term Loan, 10.014%, (SOFR + 4.50%), 8/2/28		1,744	$ 1,709,108
Journey Personal Care Corp., Term Loan, 9.616%, (SOFR + 4.25%), 3/1/28		2,573	2,570,719
Medline Borrower LP, Term Loan, 7.997%, (SOFR + 2.75%), 10/23/28		1,113	1,116,785
			$ 5,396,612
Health Care Providers & Services — 9.1%
AEA International Holdings (Lux) SARL, Term Loan, 8.033%, (SOFR + 2.75%), 9/7/28		1,616	$ 1,618,322
Biogroup-LCD, Term Loan, 7.069%, (3 mo. EURIBOR + 3.50%), 2/9/28	EUR	250	271,218
BW NHHC Holdco, Inc., Term Loan - Second Lien, 13.335%, (SOFR + 8.00%), 11.085% cash, 2.25% PIK, 1/15/26		2,509	2,169,971
Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Cano Health LLC, Term Loan, 13.345%, (SOFR + 8.00%), 6/28/29		466	$ 467,968
CCRR Parent, Inc., Term Loan, 9.611%, (SOFR + 4.25%), 3/6/28		2,654	2,366,791
Cerba Healthcare SAS:
Term Loan, 7.292%, (1 mo. EURIBOR + 3.70%), 6/30/28	EUR	450	454,112
Term Loan, 7.542%, (1 mo. EURIBOR + 3.95%), 2/16/29	EUR	525	531,732
CHG Healthcare Services, Inc.:
Term Loan, 8.611%, (SOFR + 3.25%), 9/29/28		1,662	1,669,756
Term Loan, 8.861%, (SOFR + 3.50%), 9/29/28		398	400,239
CNT Holdings I Corp., Term Loan, 8.752%, (SOFR + 3.50%), 11/8/27		1,552	1,558,902
Concentra Health Services, Inc., Term Loan, 7.497%, (SOFR + 2.25%), 7/28/31		350	351,750
Covis Finco SARL, Term Loan, 0.00%, 2/18/27(8)		617	248,836
Electron BidCo, Inc., Term Loan, 8.361%, (SOFR + 3.00%), 11/1/28		684	686,938
Ensemble RCM LLC, Term Loan, 8.252%, (SOFR + 3.00%), 8/1/29		1,403	1,408,358
IVC Acquisition Ltd.:
Term Loan, 8.795%, (6 mo. EURIBOR + 5.00%), 12/12/28	EUR	1,350	1,498,404
Term Loan, 10.085%, (SOFR + 4.75%), 12/12/28		1,020	1,020,200
LSCS Holdings, Inc., Term Loan, 9.861%, (SOFR + 4.61%), 12/16/28		634	628,733
Medical Solutions Holdings, Inc., Term Loan, 8.852%, (SOFR + 3.50%), 11/1/28		2,479	1,899,202
National Mentor Holdings, Inc.:
Term Loan, 9.098%, (SOFR + 3.75%), 3/2/28(10)		1,926	1,861,759
Term Loan, 9.185%, (SOFR + 3.75%), 3/2/28		57	55,211
Option Care Health, Inc., Term Loan, 7.497%, (SOFR + 2.25%), 10/27/28		366	367,910
Pacific Dental Services LLC, Term Loan, 8.592%, (SOFR + 3.25%), 3/15/31		848	852,291
Phoenix Guarantor, Inc., Term Loan, 8.497%, (SOFR + 3.25%), 2/21/31		1,576	1,580,099
R1 RCM, Inc., Term Loan, 8.247%, (SOFR + 3.00%), 6/21/29		224	224,444
Radnet Management, Inc., Term Loan, 7.779%, (SOFR + 2.50%), 4/18/31		700	702,570
Select Medical Corp., Term Loan, 8.247%, (SOFR + 3.00%), 3/6/27		46	46,602
Sound Inpatient Physicians, Term Loan - Second Lien, 10.596%, (SOFR + 5.00%), 9.096% cash, 1.50% PIK, 6/28/28		410	346,844
Surgery Center Holdings, Inc., Term Loan, 8.062%, (SOFR + 2.75%), 12/19/30		2,242	2,250,435

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Health Care Providers & Services (continued)
Synlab Bondco PLC:
Term Loan, 6.178%, (6 mo. EURIBOR + 2.50%), 7/1/27	EUR	325	$ 359,255
Term Loan, 8.414%, (3 mo. EURIBOR + 4.75%), 12/23/30	EUR	525	584,889
TTF Holdings LLC:
Term Loan, 8.997%, (SOFR + 3.75%), 7/18/31		1,350	1,353,375
Term Loan, 3/31/28(9)		2,000	2,000,000
			$ 31,837,116
Health Care Technology — 2.4%
athenahealth Group, Inc., Term Loan, 8.502%, (SOFR + 3.25%), 2/15/29		1,763	$ 1,754,522
Certara LP, Term Loan, 8.247%, (SOFR + 3.00%), 6/26/31		936	935,628
Imprivata, Inc., Term Loan, 8.752%, (SOFR + 3.50%), 12/1/27		1,168	1,172,828
PointClickCare Technologies, Inc., Term Loan, 8.335%, (SOFR + 3.00%), 12/29/27		653	657,195
Project Ruby Ultimate Parent Corp., Term Loan, 8.611%, (SOFR + 3.25%), 3/10/28		1,209	1,212,398
Symplr Software, Inc., Term Loan, 9.852%, (SOFR + 4.50%), 12/22/27		1,759	1,618,723
Waystar Technologies, Inc., Term Loan, 7.997%, (SOFR + 2.75%), 10/22/29		1,000	1,004,695
			$ 8,355,989
Hotels, Restaurants & Leisure — 5.4%
Caesars Entertainment, Inc., Term Loan, 7.997%, (SOFR + 2.75%), 2/6/31		2,244	$ 2,247,881
Carnival Corp., Term Loan, 7.997%, (SOFR + 2.75%), 10/18/28		2,779	2,791,522
ClubCorp Holdings, Inc., Term Loan, 10.596%, (SOFR + 5.00%), 9/18/26		1,248	1,252,263
Fertitta Entertainment LLC, Term Loan, 9.087%, (SOFR + 3.75%), 1/27/29		1,975	1,973,039
Flutter Financing BV, Term Loan, 7.585%, (SOFR + 2.25%), 11/29/30		3,010	3,017,400
Great Canadian Gaming Corp., Term Loan, 9.609%, (SOFR + 4.00%), 11/1/26		1,495	1,495,201
Ontario Gaming GTA LP, Term Loan, 9.585%, (SOFR + 4.25%), 8/1/30		970	973,561
Oravel Stays Singapore Pte. Ltd., Term Loan, 13.859%, (SOFR + 8.25%), 6/23/26		409	412,114
Playa Resorts Holding BV, Term Loan, 8.028%, (SOFR + 2.75%), 1/5/29		2,019	2,019,502
Borrower/Description	Principal Amount* (000's omitted)		Value
Hotels, Restaurants & Leisure (continued)
Scientific Games Holdings LP, Term Loan, 8.318%, (SOFR + 3.00%), 4/4/29		1,975	$ 1,969,589
SeaWorld Parks & Entertainment, Inc., Term Loan, 7.747%, (SOFR + 2.50%), 8/25/28		754	754,482
			$ 18,906,554
Household Durables — 1.8%
ACProducts, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 5/17/28		2,859	$ 2,156,547
Libbey Glass, Inc., Term Loan, 11.929%, (SOFR + 6.50%), 11/22/27		685	681,052
Serta Simmons Bedding LLC:
Term Loan, 12.894%, (SOFR + 7.50%), 6/29/28		170	169,586
Term Loan, 12.949%, (SOFR + 7.50%), 6/29/28		1,570	1,284,995
Solis IV BV, Term Loan, 8.571%, (SOFR + 3.50%), 2/26/29		1,967	1,950,172
			$ 6,242,352
Household Products — 0.5%
Kronos Acquisition Holdings, Inc., Term Loan, 9.314%, (SOFR + 4.00%), 6/27/31		1,725	$ 1,706,456
			$ 1,706,456
Industrials Conglomerates — 0.6%
Kohler Energy Co. LLC, Term Loan, 10.085%, (SOFR + 4.75%), 5/1/31		2,250	$ 2,266,875
			$ 2,266,875
Insurance — 2.3%
Alliant Holdings Intermediate LLC, Term Loan, 8.812%, (SOFR + 3.50%), 11/6/30		895	$ 898,238
AmWINS Group, Inc., Term Loan, 7.611%, (SOFR + 2.25%), 2/19/28		512	513,541
Broadstreet Partners, Inc., Term Loan, 8.497%, (SOFR + 3.25%), 6/14/31		1,075	1,076,143
Financiere CEP SAS, Term Loan, 7.222%, (6 mo. EURIBOR + 4.00%), 6/18/27	EUR	550	612,367
Ryan Specialty Group LLC, Term Loan, 7.997%, (SOFR + 2.75%), 9/1/27		2,909	2,927,503
Truist Insurance Holdings LLC:
Term Loan, 8.585%, (SOFR + 3.25%), 5/6/31		500	501,563
Term Loan - Second Lien, 10.085%, (SOFR + 4.75%), 5/6/32		500	508,906
USI, Inc., Term Loan, 8.085%, (SOFR + 2.75%), 9/27/30		1,000	1,001,146
			$ 8,039,407

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Interactive Media & Services — 1.4%
Arches Buyer, Inc., Term Loan, 8.597%, (SOFR + 3.25%), 12/6/27	1,959	$ 1,895,955
Buzz Finco LLC:
Term Loan, 8.097%, (SOFR + 2.75%), 1/29/27	575	571,987
Term Loan, 8.597%, (SOFR + 3.25%), 1/29/27	67	66,764
Foundational Education Group, Inc., Term Loan, 9.264%, (SOFR + 3.75%), 8/31/28	1,438	1,380,600
Getty Images, Inc., Term Loan, 9.935%, (SOFR + 4.50%), 2/19/26	1,027	1,028,074
		$ 4,943,380
IT Services — 5.9%
Asurion LLC:
Term Loan, 9.347%, (SOFR + 4.00%), 8/19/28	1,214	$ 1,205,022
Term Loan - Second Lien, 10.611%, (SOFR + 5.25%), 1/31/28	2,070	1,947,649
Term Loan - Second Lien, 10.611%, (SOFR + 5.25%), 1/20/29	1,425	1,321,687
Endure Digital, Inc., Term Loan, 8.965%, (SOFR + 3.50%), 2/10/28	3,986	3,576,793
Gainwell Acquisition Corp., Term Loan, 9.435%, (SOFR + 4.00%), 10/1/27	2,190	1,993,321
Go Daddy Operating Co. LLC:
Term Loan, 6.997%, (SOFR + 1.75%), 5/30/31	350	350,131
Term Loan, 7.247%, (SOFR + 2.00%), 11/9/29	1,807	1,810,643
NAB Holdings LLC, Term Loan, 8.095%, (SOFR + 2.75%), 11/23/28	3,174	3,174,216
Plano HoldCo, Inc., Term Loan, 8/15/31(9)	550	548,625
Rackspace Finance LLC:
Term Loan, 11.654%, (SOFR + 6.25%), 5/15/28	1,728	1,752,065
Term Loan - Second Lien, 8.154%, (SOFR + 2.75%), 5/15/28	3,659	1,812,492
Sedgwick Claims Management Services, Inc., Term Loan, 8.252%, (SOFR + 3.00%), 7/31/31	1,215	1,217,815
		$ 20,710,459
Leisure Products — 0.8%
Fender Musical Instruments Corp., Term Loan, 9.347%, (SOFR + 4.00%), 12/1/28	256	$ 251,679
OVG Business Services LLC, Term Loan, 8.247%, (SOFR + 3.00%), 6/25/31	350	350,219
Recess Holdings, Inc., Term Loan, 9.752%, (SOFR + 4.50%), 2/20/30	1,222	1,227,340
Tait LLC, Term Loan, 8/14/31(9)	900	897,750
		$ 2,726,988
Borrower/Description	Principal Amount* (000's omitted)		Value
Life Sciences Tools & Services — 1.9%
Cambrex Corp., Term Loan, 8.847%, (SOFR + 3.50%), 12/4/26		312	$ 310,895
Catalent Pharma Solutions, Inc., Term Loan, 8.312%, (SOFR + 3.00%), 2/22/28		274	275,341
Curia Global, Inc., Term Loan, 9.102%, (SOFR + 3.75%), 8/30/26(10)		1,932	1,789,513
IQVIA, Inc., Term Loan, 7.335%, (SOFR + 2.00%), 1/2/31		1,294	1,303,067
LGC Group Holdings Ltd., Term Loan, 6.842%, (1 mo. EURIBOR + 3.25%), 4/21/27	EUR	500	551,404
Loire Finco Luxembourg SARL, Term Loan, 8.847%, (SOFR + 3.50%), 4/21/27		360	358,927
Packaging Coordinators Midco, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 11/30/27		1,456	1,460,466
Sotera Health Holdings LLC, Term Loan, 8.497%, (SOFR + 3.25%), 5/30/31		500	500,313
			$ 6,549,926
Machinery — 8.6%
AI Aqua Merger Sub, Inc., Term Loan, 8.843%, (SOFR + 3.50%), 7/31/28		2,156	$ 2,160,532
American Trailer World Corp., Term Loan, 9.097%, (SOFR + 3.75%), 3/3/28		1,295	1,194,985
Apex Tool Group LLC:
Term Loan, 15.378%, (SOFR + 10.00%), 7.50% cash, 7.878% PIK, 2/8/30		1,288	1,240,023
Term Loan - Second Lien, 12.628%, (SOFR + 7.35%), 5.278% cash, 7.35% PIK, 2/8/29		552	527,131
Barnes Group, Inc., Term Loan, 7.747%, (SOFR + 2.50%), 9/3/30		521	523,717
Clark Equipment Co., Term Loan, 7.321%, (SOFR + 2.00%), 4/20/29		866	867,840
Conair Holdings LLC, Term Loan, 9.111%, (SOFR + 3.75%), 5/17/28		2,140	1,999,765
CPM Holdings, Inc., Term Loan, 9.842%, (SOFR + 4.50%), 9/28/28		1,249	1,192,553
EMRLD Borrower LP:
Term Loan, 7.557%, (SOFR + 2.50%), 5/31/30		731	731,600
Term Loan, 7.557%, (SOFR + 2.50%), 8/4/31		975	976,341
Engineered Machinery Holdings, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 5/19/28		3,512	3,527,591
Filtration Group Corp., Term Loan, 8.861%, (SOFR + 3.50%), 10/21/28		632	634,978
Gates Global LLC, Term Loan, 7.497%, (SOFR + 2.25%), 6/4/31		2,400	2,409,562
Icebox Holdco III, Inc., Term Loan, 9.346%, (SOFR + 3.75%), 12/22/28		709	713,824

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Machinery (continued)
Madison IAQ LLC, Term Loan, 7.889%, (SOFR + 2.75%), 6/21/28		2,425	$ 2,431,669
Pro Mach Group, Inc., Term Loan, 8.747%, (SOFR + 3.50%), 8/31/28		1,485	1,494,479
Roper Industrial Products Investment Co. LLC, Term Loan, 8.585%, (SOFR + 3.25%), 11/22/29		1,309	1,313,547
SPX Flow, Inc., Term Loan, 8.747%, (SOFR + 3.50%), 4/5/29		1,552	1,560,375
TK Elevator Midco GmbH, Term Loan, 7.59%, (6 mo. EURIBOR + 4.00%), 4/30/30	EUR	850	944,288
TK Elevator Topco GmbH, Term Loan, 7.215%, (6 mo. EURIBOR + 3.63%), 7/30/27	EUR	525	582,511
TK Elevator U.S. Newco, Inc., Term Loan, 8.588%, (SOFR + 3.50%), 4/30/30		2,096	2,105,864
Zephyr German BidCo GmbH, Term Loan, 7.446%, (6 mo. EURIBOR + 3.60%), 3/10/28	EUR	650	715,915
			$ 29,849,090
Media — 1.4%
Aragorn Parent Corp., Term Loan, 9.562%, (SOFR + 4.25%), 12/15/28		1,440	$ 1,448,091
Gray Television, Inc., Term Loan, 8.457%, (SOFR + 3.00%), 12/1/28		825	752,163
Hubbard Radio LLC, Term Loan, 9.747%, (SOFR + 4.50%), 9/30/27		518	418,205
MJH Healthcare Holdings LLC, Term Loan, 8.597%, (SOFR + 3.25%), 1/28/29		469	469,962
Sinclair Television Group, Inc., Term Loan, 8.014%, (SOFR + 2.50%), 9/30/26		643	610,559
Univision Communications, Inc., Term Loan, 8.611%, (SOFR + 3.25%), 3/16/26		1,019	1,020,127
			$ 4,719,107
Metals/Mining — 1.2%
AAP Buyer, Inc., Term Loan, 9/9/31(9)		425	$ 424,469
Arsenal AIC Parent LLC, Term Loan, 8.56%, (SOFR + 3.25%), 8/18/30		1,517	1,522,534
Dynacast International LLC, Term Loan, 14.407%, (SOFR + 9.25%), 10/22/25		359	289,324
PMHC II, Inc., Term Loan, 9.704%, (SOFR + 4.25%), 4/23/29		1,530	1,506,194
WireCo WorldGroup, Inc., Term Loan, 9.032%, (SOFR + 3.75%), 11/13/28		391	393,240
			$ 4,135,761
Oil, Gas & Consumable Fuels — 2.4%
ITT Holdings LLC, Term Loan, 8.347%, (SOFR + 3.00%), 10/11/30		844	$ 846,799
Borrower/Description	Principal Amount* (000's omitted)		Value
Oil, Gas & Consumable Fuels (continued)
Matador Bidco SARL, Term Loan, 9.697%, (SOFR + 4.25%), 7/30/29		3,586	$ 3,594,918
Oryx Midstream Services Permian Basin LLC, Term Loan, 8.441%, (SOFR + 3.00%), 10/5/28		922	925,886
Oxbow Carbon LLC, Term Loan, 8.747%, (SOFR + 3.50%), 5/10/30		545	547,223
UGI Energy Services LLC, Term Loan, 7.747%, (SOFR + 2.50%), 2/22/30		2,358	2,364,368
			$ 8,279,194
Passenger Airlines — 0.1%
WestJet Loyalty LP, Term Loan, 9.082%, (SOFR + 3.75%), 2/14/31		499	$ 497,399
			$ 497,399
Personal Products — 0.3%
Olaplex, Inc., Term Loan, 8.847%, (SOFR + 3.50%), 2/23/29		1,134	$ 1,076,472
			$ 1,076,472
Pharmaceuticals — 1.6%
Ceva Sante Animale, Term Loan, 8.354%, (SOFR + 3.25%), 11/1/30		399	$ 400,122
Jazz Financing Lux SARL, Term Loan, 7.497%, (SOFR + 2.25%), 5/5/28		2,183	2,187,461
Mallinckrodt International Finance SA:
Term Loan, 12.812%, (SOFR + 7.50%), 11/14/28		418	454,302
Term Loan - Second Lien, 14.812%, (SOFR + 9.50%), 11/14/28		2,370	2,562,770
PharmaZell GmbH, Term Loan, 7.722%, (3 mo. EURIBOR + 4.00%), 5/12/27	EUR	125	137,117
			$ 5,741,772
Professional Services — 5.7%
AAL Delaware Holdco, Inc., Term Loan, 8.747%, (SOFR + 3.50%), 7/30/31		650	$ 652,640
AlixPartners LLP, Term Loan, 6.722%, (3 mo. EURIBOR + 3.00%), 2/4/28	EUR	508	563,078
APFS Staffing Holdings, Inc., Term Loan, 9.247%, (SOFR + 4.00%), 12/29/28		240	237,423
Camelot U.S. Acquisition LLC, Term Loan, 7.997%, (SOFR + 2.75%), 1/31/31		2,104	2,107,771
CoreLogic, Inc., Term Loan, 8.861%, (SOFR + 3.50%), 6/2/28		1,555	1,540,973
Corporation Service Co., Term Loan, 7.747%, (SOFR + 2.50%), 11/2/29		266	266,568

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Professional Services (continued)
Crisis Prevention Institute, Inc., Term Loan, 10.085%, (SOFR + 4.75%), 4/9/31		300	$ 300,875
Deerfield Dakota Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 4/9/27		2,258	2,242,692
EAB Global, Inc., Term Loan, 8.497%, (SOFR + 3.25%), 8/16/28		2,209	2,205,757
Employbridge Holding Co., Term Loan, 10.423%, (SOFR + 4.75%), 7/19/28(10)		1,999	1,227,101
Fleet Midco I Ltd., Term Loan, 7.578%, (SOFR + 2.75%), 2/21/31		663	664,428
Genuine Financial Holdings LLC, Term Loan, 9.335%, (SOFR + 4.00%), 9/27/30		397	395,635
Mermaid Bidco, Inc., Term Loan, 8.492%, (SOFR + 3.25%), 7/3/31		450	452,812
Neptune Bidco U.S., Inc., Term Loan, 10.404%, (SOFR + 5.00%), 4/11/29		1,852	1,773,797
Techem Verwaltungsgesellschaft 675 mbH, Term Loan, 7.308%, (1 mo. EURIBOR + 3.75%), 7/15/29	EUR	1,525	1,695,504
Teneo Holdings LLC, Term Loan, 9.997%, (SOFR + 4.75%), 3/13/31		1,022	1,030,745
Vaco Holdings LLC, Term Loan, 10.485%, (SOFR + 5.00%), 1/21/29		1,234	1,196,975
Wood Mackenzie Ltd., Term Loan, 8.604%, (SOFR + 3.50%), 2/7/31		1,175	1,183,446
			$ 19,738,220
Real Estate Management & Development — 0.7%
Greystar Real Estate Partners LLC, Term Loan, 8.059%, (SOFR + 2.75%), 8/21/30		1,344	$ 1,348,666
Homeserve USA Holding Corp., Term Loan, 7.836%, (SOFR + 2.50%), 10/21/30		923	925,225
			$ 2,273,891
Road & Rail — 1.4%
First Student Bidco, Inc.:
Term Loan, 8.596%, (SOFR + 3.00%), 7/21/28		416	$ 417,719
Term Loan, 8.596%, (SOFR + 3.00%), 7/21/28		1,364	1,369,614
Hertz Corp., Term Loan, 9.098%, (SOFR + 3.75%), 6/30/28		721	651,943
Kenan Advantage Group, Inc., Term Loan, 8.497%, (SOFR + 3.25%), 1/25/29		2,564	2,557,663
			$ 4,996,939
Semiconductors & Semiconductor Equipment — 0.7%
Altar Bidco, Inc.:
Term Loan, 7.947%, (SOFR + 3.10%), 2/1/29		1,817	$ 1,821,884
Borrower/Description	Principal Amount* (000's omitted)		Value
Semiconductors & Semiconductor Equipment (continued)
Altar Bidco, Inc.: (continued)
Term Loan - Second Lien, 10.852%, (SOFR + 5.60%), 2/1/30		475	$ 462,531
Bright Bidco BV, Term Loan, 14.252%, (SOFR + 9.00%), 6.252% cash, 8.00% PIK, 10/31/27		471	221,548
			$ 2,505,963
Software — 19.7%
Applied Systems, Inc., Term Loan, 8.286%, (SOFR + 3.00%), 2/24/31		645	$ 648,956
AppLovin Corp., Term Loan, 7.747%, (SOFR + 2.50%), 8/16/30		1,744	1,748,841
Astra Acquisition Corp.:
Term Loan, 10.585%, (SOFR + 5.25%), 10/25/28		747	190,401
Term Loan, 12.085%, (SOFR + 6.75%), 2/25/28		537	454,577
Term Loan, 18.665%, (SOFR + 13.33%), 10/25/29		1,093	300,537
Banff Merger Sub, Inc.:
Term Loan, 7.655%, (3 mo. EURIBOR + 4.00%), 7/30/31	EUR	286	316,878
Term Loan, 9.005%, (SOFR + 3.75%), 7/30/31		3,917	3,913,621
Central Parent, Inc., Term Loan, 8.585%, (SOFR + 3.25%), 7/6/29		2,084	2,065,621
Cloud Software Group, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 3/30/29		4,462	4,467,359
Cloudera, Inc.:
Term Loan, 9.097%, (SOFR + 3.75%), 10/8/28		3,384	3,317,870
Term Loan - Second Lien, 11.347%, (SOFR + 6.00%), 10/8/29		650	619,938
Constant Contact, Inc., Term Loan, 9.566%, (SOFR + 4.00%), 2/10/28		798	772,526
Cornerstone OnDemand, Inc., Term Loan, 9.111%, (SOFR + 3.75%), 10/16/28		1,149	1,088,263
Drake Software LLC, Term Loan, 9.595%, (SOFR + 4.25%), 6/26/31		1,925	1,876,875
E2open LLC, Term Loan, 8.861%, (SOFR + 3.50%), 2/4/28		1,943	1,953,060
ECI Macola Max Holding LLC, Term Loan, 9.085%, (SOFR + 3.75%), 5/9/30		1,526	1,535,610
Epicor Software Corp.:
Term Loan, 0.00%, 5/30/31(12)		442	444,238
Term Loan, 8.497%, (SOFR + 3.25%), 5/23/31		3,767	3,786,272
Fiserv Investment Solutions, Inc., Term Loan, 9.128%, (SOFR + 4.00%), 2/18/27		1,462	1,406,910
GoTo Group, Inc.:
Term Loan, 10.14%, (SOFR + 4.75%), 4/28/28		1,064	917,960
Term Loan - Second Lien, 10.14%, (SOFR + 4.75%), 4/28/28		668	266,592

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)		Value
Software (continued)
iSolved, Inc., Term Loan, 8.747%, (SOFR + 3.50%), 10/15/30		499	$ 501,244
Ivanti Software, Inc., Term Loan, 9.833%, (SOFR + 4.25%), 12/1/27		1,244	1,069,478
Marcel LUX IV SARL, Term Loan, 9.35%, (SOFR + 4.00%), 11/11/30		1,297	1,307,286
McAfee LLC, Term Loan, 8.592%, (SOFR + 3.25%), 3/1/29		2,456	2,454,204
Mosel Bidco SE, Term Loan, 9.835%, (SOFR + 4.50%), 9/16/30		250	252,188
OceanKey (U.S.) II Corp., Term Loan, 8.847%, (SOFR + 3.50%), 12/15/28		538	537,625
Open Text Corp., Term Loan, 7.497%, (SOFR + 2.25%), 1/31/30		1,301	1,308,780
Proofpoint, Inc., Term Loan, 8.247%, (SOFR + 3.00%), 8/31/28		2,925	2,931,338
Quartz Acquireco LLC, Term Loan, 8.085%, (SOFR + 2.75%), 6/28/30		1,492	1,496,222
Quest Software U.S. Holdings, Inc., Term Loan, 9.652%, (SOFR + 4.25%), 2/1/29		1,753	1,293,944
Redstone Holdco 2 LP, Term Loan, 10.264%, (SOFR + 4.75%), 4/27/28		1,498	1,192,985
Sabre GLBL, Inc.:
Term Loan, 8.861%, (SOFR + 3.50%), 12/17/27		1,472	1,367,162
Term Loan, 8.861%, (SOFR + 3.50%), 12/17/27		939	872,365
Term Loan, 9.597%, (SOFR + 4.25%), 6/30/28		973	908,839
Skillsoft Corp., Term Loan, 10.642%, (SOFR + 5.25%), 7/14/28		1,480	1,190,141
SolarWinds Holdings, Inc., Term Loan, 7.997%, (SOFR + 2.75%), 2/5/30		1,787	1,793,023
Sophia LP, Term Loan, 8.847%, (SOFR + 3.50%), 10/9/29		4,115	4,130,784
UKG, Inc., Term Loan, 8.555%, (SOFR + 3.25%), 2/10/31		5,267	5,284,397
Veritas U.S., Inc.:
Term Loan, 8.472%, (3 mo. EURIBOR + 4.75%), 9/1/25	EUR	359	351,228
Term Loan, 10.361%, (SOFR + 5.00%), 9/1/25		2,604	2,385,635
Vision Solutions, Inc., Term Loan, 9.514%, (SOFR + 4.00%), 4/24/28		4,163	4,086,673
			$ 68,808,446
Specialty Retail — 4.9%
Apro LLC, Term Loan, 9.075%, (SOFR + 3.75%), 7/9/31		575	$ 576,617
Boels Topholding BV, Term Loan, 6.557%, (3 mo. EURIBOR + 3.00%), 2/6/27	EUR	517	574,617
Borrower/Description	Principal Amount* (000's omitted)		Value
Specialty Retail (continued)
Great Outdoors Group LLC, Term Loan, 9.111%, (SOFR + 3.75%), 3/6/28		2,847	$ 2,851,806
Harbor Freight Tools USA, Inc., Term Loan, 7.687%, (SOFR + 2.50%), 6/5/31(10)		2,200	2,173,186
Hoya Midco LLC, Term Loan, 8.335%, (SOFR + 3.00%), 2/3/29		968	970,649
Les Schwab Tire Centers, Term Loan, 8.247%, (SOFR + 3.00%), 4/23/31		5,007	5,018,351
LIDS Holdings, Inc., Term Loan, 10.994%, (SOFR + 5.50%), 12/14/26		273	271,667
Mattress Firm, Inc., Term Loan, 9.846%, (SOFR + 4.25%), 9/25/28		2,587	2,591,107
PetSmart, Inc., Term Loan, 9.097%, (SOFR + 3.75%), 2/11/28		2,129	2,122,128
			$ 17,150,128
Trading Companies & Distributors — 3.6%
Beacon Roofing Supply, Inc., Term Loan, 7.247%, (SOFR + 2.00%), 5/19/28		522	$ 524,868
Core & Main LP, Term Loan, 7.589%, (SOFR + 2.25%), 2/9/31		373	373,942
DXP Enterprises, Inc., Term Loan, 10.164%, (SOFR + 4.75%), 10/11/30		695	699,671
Foundation Building Materials Holding Co. LLC, Term Loan, 9.252%, (SOFR + 4.00%), 1/29/31(10)		1,222	1,186,170
Patagonia Bidco Ltd., Term Loan, 10.45%, (SONIA + 5.25%), 11/1/28	GBP	1,350	1,594,393
Spin Holdco, Inc., Term Loan, 9.60%, (SOFR + 4.00%), 3/4/28		4,523	3,866,088
White Cap Buyer LLC, Term Loan, 8.502%, (SOFR + 3.25%), 10/19/29		3,068	3,051,822
Windsor Holdings III LLC, Term Loan, 9.312%, (SOFR + 4.00%), 8/1/30		1,167	1,174,949
			$ 12,471,903
Transportation Infrastructure — 0.2%
Brown Group Holding LLC, Term Loan, 7.957%, (SOFR + 2.75%), 7/1/31(10)		222	$ 221,869
KKR Apple Bidco LLC, Term Loan, 8.747%, (SOFR + 3.50%), 9/22/28		499	501,043
			$ 722,912
Wireless Telecommunication Services — 1.1%
CCI Buyer, Inc., Term Loan, 9.335%, (SOFR + 4.00%), 12/17/27		1,312	$ 1,316,462

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount* (000's omitted)	Value
Wireless Telecommunication Services (continued)
Digicel International Finance Ltd., Term Loan, 12.002%, (SOFR + 6.75%), 5/25/27	1,825	$ 1,801,826
SBA Senior Finance II LLC, Term Loan, 7.25%, (SOFR + 2.00%), 1/25/31	723	724,996
		$ 3,843,284
Total Senior Floating-Rate Loans (identified cost $494,564,619)		$ 485,750,210

Warrants — 0.0%
Security	Shares	Value
Health Care — 0.0%
Cano Health, Inc., Exp. 6/28/29(3)(4)	3,412	$ 0
Total Warrants (identified cost $0)		$ 0

Short-Term Investments — 1.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(13)	5,607,548	$ 5,607,548
Total Short-Term Investments (identified cost $5,607,548)		$ 5,607,548
Total Investments — 156.9% (identified cost $556,862,106)		$ 546,714,716
Less Unfunded Loan Commitments — (0.2)%		$ (562,612)
Net Investments — 156.7% (identified cost $556,299,494)		$ 546,152,104
Notes Payable — (32.4)%		$(113,000,000)
Variable Rate Term Preferred Shares, at Liquidation Value — (23.0)%		$ (80,000,000)
Other Assets, Less Liabilities — (1.3)%		$ (4,765,475)
Net Assets Applicable to Common Shares — 100.0%		$ 348,386,629

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.
*	In U.S. dollars unless otherwise indicated.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2024, the aggregate value of these securities is $47,240,824 or 13.6% of the Trust's net assets applicable to common shares.
(2)	Variable rate security. The stated interest rate represents the rate in effect at August 31, 2024.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(4)	Non-income producing security.
(5)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.
(6)	Amount is less than 0.05%.
(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(8)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy and is non-income producing. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(9)	This Senior Loan will settle after August 31, 2024, at which time the interest rate will be determined.
(10)	The stated interest rate represents the weighted average interest rate at August 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.
(11)	Principal amount is less than $500.
(12)	Unfunded or partially unfunded loan commitments. The Trust may enter into certain loan agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the borrower's discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At August 31, 2024, the total value of unfunded loan commitments is $566,975.
(13)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of August 31, 2024.

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,769,511	EUR	9,015,019	Standard Chartered Bank	9/3/24	$ —	$(195,690)
USD	1,858,240	EUR	1,731,000	State Street Bank and Trust Company	9/30/24	—	(57,486)
USD	1,876,568	EUR	1,748,613	State Street Bank and Trust Company	9/30/24	—	(58,651)
USD	1,877,607	EUR	1,750,000	State Street Bank and Trust Company	9/30/24	—	(59,147)
USD	9,991,812	EUR	9,015,019	Standard Chartered Bank	10/2/24	13,829	—
USD	1,491,037	EUR	1,335,000	Australia and New Zealand Banking Group Limited	11/29/24	9,630	—
USD	1,490,895	EUR	1,335,000	Bank of America, N.A.	11/29/24	9,487	—
USD	1,490,301	EUR	1,335,000	Bank of America, N.A.	11/29/24	8,894	—
USD	1,491,243	EUR	1,335,000	State Street Bank and Trust Company	11/29/24	9,836	—
USD	1,494,325	EUR	1,338,442	State Street Bank and Trust Company	11/29/24	9,098	—
USD	1,807,035	GBP	1,368,250	Goldman Sachs International	11/29/24	9,217	—
						$69,991	$(370,974)
Abbreviations:
DIP	– Debtor In Possession
EURIBOR	– Euro Interbank Offered Rate
OTC	– Over-the-counter
PCL	– Public Company Limited
PIK	– Payment In Kind
SOFR	– Secured Overnight Financing Rate
SONIA	– Sterling Overnight Interbank Average
Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar

The Trust is subject to foreign exchange risk in the normal course of pursuing its investment objectives. Because the Trust holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Trust enters into forward foreign currency exchange contracts.
At August 31, 2024, the Trust had sufficient cash and/or securities to cover commitments under open derivative contracts.
Affiliated Investments
At August 31, 2024, the value of the Trust's investment in funds that may be deemed to be affiliated was $5,607,548, which represents 1.6% of the Trust's net assets applicable to common shares. Transactions in such investments by the Trust for the fiscal year to date ended August 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,827,272	$58,664,344	$(55,884,068)	$ —	$ —	$5,607,548	$108,277	5,607,548
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Eaton Vance
Floating-Rate Income Trust
August 31, 2024
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At August 31, 2024, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Asset-Backed Securities	$ —	$ 27,392,181	$ —	$ 27,392,181
Common Stocks	42,627	5,146,919	0	5,189,546
Corporate Bonds	—	22,775,231	—	22,775,231
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	483,990,825	1,196,773	485,187,598
Warrants	—	—	0	0
Short-Term Investments	5,607,548	—	—	5,607,548
Total Investments	$5,650,175	$539,305,156	$1,196,773	$546,152,104
Forward Foreign Currency Exchange Contracts	$ —	$ 69,991	$ —	$ 69,991
Total	$5,650,175	$539,375,147	$1,196,773	$546,222,095
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (370,974)	$ —	$ (370,974)
Total	$ —	$ (370,974)	$ —	$ (370,974)
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Trust.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended August 31, 2024 is not presented.
For information on the Trust's policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements included in its semi-annual or annual report to shareholders.